LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS AND OTHER FINANCING
Balance at the beginning of the year	$ 302,853,393
Balance at the end of the year	235,591,198	$ 302,853,393
Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	322,425,859	334,657,836
Additions	142,439,616
Disposals	(76,937,800)
Net changes of financial assets	(133,374,585)	(447,794)
Write-offs	(12,639,953)	(14,815,065)
Exchange Differences and Others	5,900,113	3,030,882
Balance at the end of the year	247,813,250	322,425,859
Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	279,020,839
Balance at the end of the year	216,653,508	279,020,839
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	282,576,354	283,660,430
Transfers 1 to 2	(4,339,851)	(5,272,473)
1 to 3	(674,849)	(3,251,536)
2 to 1	3,616,758	4,815,840
3 to 1	210,929	1,069,850
Additions	130,836,311
Disposals	(70,170,490)
Net changes of financial assets	(125,950,841)	2,149,875
Write-offs	(1,417,679)	(2,844,265)
Exchange Differences and Others	5,002,541	2,248,633
Balance at the end of the year	219,689,183	282,576,354
Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	18,813,151
Balance at the end of the year	15,828,029	18,813,151
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	23,960,325	28,956,778
Transfers 1 to 2	4,339,851	5,272,473
2 to 3	(530,731)	(673,799)
2 to 1	(3,616,758)	(4,815,840)
3 to 2	235,228	849,906
Additions	8,708,725
Disposals	(4,378,611)
Net changes of financial assets	(8,211,017)	(4,301,164)
Write-offs	(1,955,244)	(1,807,285)
Exchange Differences and Others	202,515	479,256
Balance at the end of the year	18,754,283	23,960,325
Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	5,019,403
Balance at the end of the year	3,109,661	5,019,403
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	15,889,180	22,040,628
1 to 3	674,849	3,251,536
2 to 3	530,731	673,799
3 to 2	(235,228)	(849,906)
3 to 1	(210,929)	(1,069,850)
Additions	2,894,580
Disposals	(2,388,699)
Net changes of financial assets	787,273	1,703,495
Write-offs	(9,267,030)	(10,163,515)
Exchange Differences and Others	695,057	302,993
Balance at the end of the year	9,369,784	15,889,180
Expected credit losses [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	19,572,466	24,770,682
Transfers 1 to 2	807,961	1,158,314
1 to 3	1,246,662	4,434,699
2 to 3	673,075	353,100
2 to 1	(1,297,898)	(668,256)
3 to 2	(238,165)	(632,756)
3 to 1	(202,111)	(565,711)
Additions	9,078,460
Disposals	(5,572,174)
Net changes of financial assets	(60,539)	5,402,071
Write-offs	(12,639,953)	(14,815,066)
Exchange Differences and Others	854,268	135,389
Balance at the end of the year	12,222,052	19,572,466
Expected credit losses [member] | Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	3,555,515	5,457,993
Transfers 1 to 2	(122,595)	(280,039)
1 to 3	(24,667)	(415,455)
2 to 1	(4,539)	55,760
3 to 1	(58,052)	(1,556)
Additions	2,032,680
Disposals	(824,470)
Net changes of financial assets	(237,515)	1,532,578
Write-offs	(1,417,679)	(2,844,265)
Exchange Differences and Others	136,997	50,499
Balance at the end of the year	3,035,675	3,555,515
Expected credit losses [member] | Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	5,147,174	5,847,347
Transfers 1 to 2	930,556	1,438,353
2 to 3	(179,202)	(418,256)
2 to 1	(1,293,359)	(724,016)
3 to 2	(54,830)	200,549
Additions	2,262,129
Disposals	(1,518,666)
Net changes of financial assets	(508,239)	554,927
Write-offs	(1,955,244)	(1,807,286)
Exchange Differences and Others	95,935	55,556
Balance at the end of the year	2,926,254	5,147,174
Expected credit losses [member] | Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	10,869,777	13,465,342
1 to 3	1,271,329	4,850,154
2 to 3	852,277	771,356
3 to 2	(183,335)	(833,305)
3 to 1	(144,059)	(564,155)
Additions	4,783,651
Disposals	(3,229,038)
Net changes of financial assets	685,215	3,314,566
Write-offs	(9,267,030)	(10,163,515)
Exchange Differences and Others	621,336	29,334
Balance at the end of the year	$ 6,260,123	$ 10,869,777